Commitments and contingencies (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Summary of Maximum Potential Amount of Future Payments under Guarantees
The MHFG Group, when necessary, requires collateral such as cash, investment securities and real estate or third-party guarantees depending on the amount of credit risk involved, and employs means such as sub-participation
to reduce the credit risk associated with guarantees. The maximum exposure or notional amount below does not represent the expected losses from the execution of the guarantees.

2022	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	3,254	2,084	996	174
Guarantees on loans	419	314	42	63
Guarantees on securities	75	9	66	—
Other guarantees	2,899	2,381	451	67
Guarantees for the repayment of trust principal	22	—	9	13
Liabilities of trust accounts	478	116	199	163
Derivative financial instruments	36,484	17,110	15,721	3,653

2023	Maximum potential/Contractual or Notional amount	Amount by expiration period
		One year or less	After one year through five years	After five years

	(in billions of yen)
Performance guarantees	3,548	1,954	1,413	181
Guarantees on loans	228	149	26	53
Guarantees on securities	82	14	68	—
Other guarantees	3,306	2,339	869	98
Guarantees for the repayment of trust principal	18	—	8	10
Liabilities of trust accounts	554	97	282	175
Derivative financial instruments	83,420	53,774	24,954	4,692

Summary of Contractual Amounts with Regard to Undrawn Commitments
The table below summarizes the contractual amounts with regard to these undrawn commitments at March 31, 2022 and 2023:

	2022	2023

	(in billions of yen)
Commitments to extend credit (Note)	92,203	100,973
Commercial letters of credit	1,422	1,336

Total	93,625	102,309

Note:	Commitments to extend credit include commitments to invest in securities.

Schedule of Balance Sheet Information Related to operating lease
The following table presents the consolidated balance sheet information related to operating leases as of March 31, 2022 and 2023:

	2022		2023

	(in millions of yen, except for remaining lease term and discount rate)
Right-of-use assets (Note)	570,171		549,668
Lease liabilities (Note)	593,339		571,087
Weighted average:
Remaining lease term	15.5	years	14.7	years
Discount rate	0.60%		0.66%

Note:	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.

Schedule of operating lease cost and supplemental cash flow information
The following table presents lease cost and supplemental information related to operating leases for the fiscal years ended March 31, 2021, 2022 and 2023:

	2021	2022	2023

	(in millions of yen)
Lease cost (Note)	119,453	111,907	101,808
Right-of-use assets obtained in exchange for new lease liabilities	108,430	51,901	65,417
Operating cash flows	102,150	101,223	86,329

Note:
Lease cost for operating leases are included in Occupancy expenses on the consolidated statements of income. The Group’s variable lease costs and costs for leases with terms of twelve months or less are not significant.

Future Minimum Lease Payments for Capitalized Leases and Rental Payments for Operating Leases
The following table shows future lease payments under operating leases as of March 31, 2023:

As of March 31, 2023

(in millions of yen)
Fiscal year ending March 31:
2024	79,207
2025	60,345
2026	53,518
2027	43,575
2028	34,048
2029 and thereafter	324,165

Total lease payments	594,858

Amount representing interest	23,771

Total lease liabilities for operating leases	571,087

Performance guarantees, Guarantees on loans, Guarantees on securities and Other guarantees
Statement [Line Items]
Summary of Maximum Potential Amount of Future Payments under Guarantees
The table below presents the maximum potential amount of future payments of performance guarantees, guarantees on loans, guarantees on securities and other guarantees classified based on internal ratings at March 31, 2022 and 2023:

	2022	2023

	(in billions of yen)
Investment grade	5,336	5,587
Non-investment grade	1,311	1,577

Total	6,647	7,164

Note:	Investment grade in the internal rating scale generally corresponds to BBB- or above in the external rating scale.